LEASE COMMITMENTS (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 892
2022	919
2023	942
2024	956
2025	974
Thereafter	1,003
Total minimum lease payments	$ 5,686